Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Other Operating Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Operating Income [Abstract]
Income from reversal of provisions	€ 1,568	€ 12,350	€ 101
Exchange rate gains	25	1,322	139
Income from subsequent payments	5	64	39
Income from compensation	204	6	120
Other	463	788	268
Total	€ 2,264	€ 14,530	€ 667